SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Options
Outstanding - beginning of year | shares	1,219,909
Granted | shares	38,001
Exercised | shares	(302,730)
Expired and forfeited | shares	(157,901)
Outstanding - year end | shares	797,279
Options exercisable at year-end | shares	462,094
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 19.57
Granted | $ / shares	47.33
Exercised | $ / shares	15.19
Expired and forfeited | $ / shares	20.88
Outstanding - year end | $ / shares	22.29
Options exercisable at year-end | $ / shares	$ 17.74